Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable, net comprised the following:
	As of June 30,
	2024	2023
	$	$
Accounts receivable	9,689,905	10,383,716
Allowance for doubtful accounts	(226,925)	(70,345)
Total	9,462,980	10,313,371

Schedule of Allowance for Doubtful Accounts	Allowance for doubtful accounts, changes was of the following:
	For the years ended June 30,
	2024	2023	2022
	$	$	$
Beginning balance	70,345	186,909	228,413
Reversals	157,765	(116,846)	(509)
Write-offs	-	(3,653)	(36,333)
Foreign currency exchange effect	(1,185)	3,935	(4,662)
Ending balance	226,925	70,345	186,909

Schedule of Ageing Analysis of Accounts Receivable	As of the end of each of the fiscal year, the ageing analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:
	As of June 30,
	2024	2023
	$	$
Within 90 days	8,560,794	9,821,889
Between 91 and 180 days	742,822	491,063
Between 181 and 365 days	159,364	419
	9,462,980	10,313,371